Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	ALLIANZ FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000867297
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 17, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 17, 2012
Allianz Global Investors Money Market Fund (Prospectus Summary) | Allianz Global Investors Money Market Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIAXX
Allianz Global Investors Money Market Fund (Prospectus Summary) | Allianz Global Investors Money Market Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AICXX
Allianz Global Investors Money Market Fund (Prospectus Summary) | Allianz Global Investors Money Market Fund | Institutional II
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGIXX

Allianz Global Investors Money Market Fund (Prospectus Summary) | Allianz Global Investors Money Market Fund
Allianz Global Investors Money Market Fund
Investment Objective
The Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value
("NAV"), by investing in U.S. dollar-denominated money market securities.
Fees and Expenses of the Fund
The Fund invests as part of a "master-feeder" structure. The Fund operates as a "feeder fund"
which means it invests in a separate mutual fund, or a "master fund."  The Fund currently invests substantially all of its assets in a master fund, the State Street Money Market
Portfolio (the "Master Portfolio"), a registered open-end fund advised by SSgA Funds
Management, Inc. ("SSgA FM")with an identical investment objective. The Master Portfolio may accept investments from other feeder funds, as well as non-fund investors. The Fund bears the Master Portfolio's expenses in proportion to its investments in the Master Portfolio.
The Fund can set its own fund-specific expenses, investment minimums and other requirements.

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz Global Investors Money Market Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	none	1.00%	[1]
Class C	none	1.00%	[1]
Institutional II	none	none	[1]
[1]	A 1% CDSC will be assessed for certain Class A shares that are held for less than eighteen months and any Class C shares that are held for less than one year. For purposes of determining whether a CDSC is charged, the holding period is measured from the date of purchase of shares of the fund from which the investor has exchanged into the Fund. The holding period will include the time the shares of the Fund are held.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Allianz Global Investors Money Market Fund	Management Fees		Distribution and/or Service (12b-1) Fees	Other Expenses		Total Annual Fund Operating Expenses		Fee Waiver or Reimbursement		Total Annual Fund Operating Expenses After Expense Reductions
Class A	0.05%	[1]	0.10%	0.64%	[2]	0.79%	[3]	(0.53%)	[3]	0.26%
Class C	0.05%	[1]	0.10%	0.64%	[2]	0.79%	[3]	(0.53%)	[3]	0.26%
Institutional II	0.05%	[1]	none	0.64%	[2]	0.69%	[3]	(0.53%)	[3]	0.16%
[1]	The fee shown is the investment advisory fee paid by the Master Portfolio to SSgA FM. Under contract, Allianz Global Investors Fund Management LLC ("AGIFM"), the Fund's Manager, receives no management fee from the Fund for any period in which the Fund invests substantially all of its investable assets in the Master Portfolio or through another master-feeder structure.
[2]	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending December 31, 2012 and include organizational expenses, as well as operating expenses paid by the Master Portfolio.
[3]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive the Fund's allocable share of the ordinary operating expenses of the Master Portfolio and Fund fees and expenses and to reimburse the Fund through April 30, 2013 to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.26% for Class A shares, 0.26% for Class C shares and 0.16% for Institutional II Class shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example Allianz Global Investors Money Market Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A	27	145
Class C	27	145
Institutional II	16	113

Principal Investment Strategies
The Fund pursues its investment objective through a "master-feeder"arrangement. The Fund ordinarily invests substantially all of its investable assets in a master fund, the State
Street Money Market Portfolio (the "Master Portfolio"), a series of a separately registered open-end management investment company called the State Street Master Funds.

The Master Portfolio has substantially the same investment objective, investment policies, and risks as the Fund. The Master Portfolio's investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in U.S.
dollar-denominated money market securities. SSgA Funds Management, Inc. ("SSgA FM") is the investment adviser of the Master Portfolio. All discussions about the Fund's investment objective, policies and risks should be understood to refer also to the investment objective, policies and risks of the Master Portfolio, unless otherwise noted.

The Fund can withdraw its investment in the Master Portfolio if, atany time, the Fund's Board of Trustees("Board") determines that it would be in the best interests of the Fund, or if the investment objective of the Master Portfolio changes so that it is inconsistent with the objective of the Fund. If the Fund withdraws its investment from the Master Portfolio, the Fund may invest all of its assets in another master fund that has the same or substantially the same investment objective as the Fund, the Fund may invest in individual money market instruments through a portfolio managed directly by Allianz Global Investors Fund Management LLC (the "Manager") or a sub-adviser at the delegation of the Manager, or the Board may take such other action it deems appropriate and in the best interests of the Fund, which may include liquidation of the Fund.

The Master Portfolio follows a disciplined investment process in which the Master Portfolio's investment adviser bases its decisions on the relative attractiveness of different money market instruments. In such adviser's opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market.
The Master Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Master Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of portfolio liquidity.

The Master Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including
U.S. Treasury bills, notes and bonds and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks;
commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Master Portfolio also may invest in shares of other money market funds, including funds advised by the Master Portfolio's investment adviser. Under normal market conditions, the Master Portfolio intends to invest more than 25%
of its total assets in bank obligations.
Principal Risks
The risks discussed below for the Master Portfolio expose the Fund to the same risks. Please see "Summary of Principal Risks" in theFund's statutory prospectus for a more detailed description of theMaster Portfolio's and the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund or  the Master Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency.

Master/Feeder Structure Risk. The Fund's performance may suffer as a result of large-scale redemptions by other feeder funds, if any,  or other investors of their shares in the Master
Portfolio. Also, other feeder funds, if any, or other investors in the Master Portfolio may have a greater ownership interest in the Master Portfolio than the Fund's interest, and could have effective voting control over the operation of the Master Portfolio. The Fund's ability to maintain a stable NAV and to meet redemption requests is dependent on the Master Portfolio's continued ability to do the same. The Fund may not be able to find a suitable alternative if it ceases to invest substantially all of its assets in the Master Portfolio.

Money Market Risk. An investment in the Fund or in the Master Portfolio is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency.
Although the  Master Portfolio and the Fund seek to preserve the value of their shares at $1.00 per share, there can be no assurance that they will do so, and it is possible to lose money by investing in the Master Portfolio or the Fund.

Risks of Investing Principally in Money Market Instruments: Interest Rate Risk-The risk that interest rates will rise, causing the value of the Master Portfolio's investments to fall.
Also, the risk that as interest rates decline, the income that the Master Portfolio receives on its new investments generally will decline.

Credit Risk-The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Master Portfolio's income and the market value of the instrument.

Liquidity Risk-The risk that the Master Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand  in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Master Portfolio.

Risk Associated with Maintaining a Stable Share Price. If the  market value of one or more of the
Master Portfolio's investments  changes substantially during the period when the Master Portfolio holds them, the Master Portfolio and, in turn, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Master Portfolio experiences significant redemption requests.

Low Short-Term Interest Rates. At the date of this Prospectus,  short-term interest rates approach
0%, and so the Master Portfolio's yield, is very low. If the Master Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Master Portfolio will maintain a substantial portion of its assets in cash, on which it  would earn little, if any, income.

Banking Industry Risk. To the extent the Master Portfolio concentrates its investments in bank obligations, financial,  economic, business, and other developments in thebanking industry will have a greater effect on the Master Portfolio than if it had  not concentrated its assets in the banking industry. Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.

Repurchase Agreement Risk. The Master Portfolio may enter into repurchaseagreements, which are agreements to buy a security from  a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed upon price. If the Master Portfolio's counterparty is unable to honor its commitments, the Master Portfolio could lose money.

Mortgage-Related and Other Asset-Backed Securities Risk. Defaults,  or perceived increases in the risk of defaults, on the loans underlying these securities may impair the value of the securities.
These securities also present a higher degree of prepayment risk  (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may,in some cases, be subject to limitations.

Foreign Securities Risk. The Master Portfolio may invest in U.S.dollar denominated instruments issued by foreign governments,corporations and financial institutions. Financial information relating to foreign issuers may be more limited than financial information generally available for domestic issuers.
In addition,the value of instruments of foreign issuers may be adversely  affected by local or regional political and economic developments.

U.S. Government Securities Risk. Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. government, and to the extent the Master
Portfolio owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment.

Variable and Floating Rate Securities Risk. The Master Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Master Portfolio will approximate their par value. Variable and floating rate securities are subject to interest rate and credit/default risk.

Market Risk. The values of the securities in which the Master Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Instability in the financial markets has led the
U.S. Government to  take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk of Regulation of Money Market Funds. The Securities and Exchange Commission ("SEC") has
recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Master Portfolio.The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Master Portfolio.
Performance Information
Performance information for the Fund will be available after the Fund completes a full calendar year of operation.

[1]	The table and the Examples below reflect the expenses of both the Fund and the Master Portfolio.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 17, 2012
Allianz Global Investors Money Market Fund (Prospectus Summary) | Allianz Global Investors Money Market Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Money Market Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value
		("NAV"), by investing in U.S. dollar-denominated money market securities.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The Fund invests as part of a "master-feeder" structure. The Fund operates as a "feeder fund"
which means it invests in a separate mutual fund, or a "master fund."  The Fund currently invests substantially all of its assets in a master fund, the State Street Money Market
Portfolio (the "Master Portfolio"), a registered open-end fund advised by SSgA Funds
Management, Inc. ("SSgA FM")with an identical investment objective. The Master Portfolio may accept investments from other feeder funds, as well as non-fund investors. The Fund bears the Master Portfolio's expenses in proportion to its investments in the Master Portfolio.
The Fund can set its own fund-specific expenses, investment minimums and other requirements.

The tables below describe the fees and expenses that you may pay if you buy and hold shares
		of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending December 31, 2012 and include organizational expenses, as well as operating expenses paid by the Master Portfolio.
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these
		assumptions.
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective through a "master-feeder"arrangement. The Fund ordinarily invests substantially all of its investable assets in a master fund, the State
Street Money Market Portfolio (the "Master Portfolio"), a series of a separately registered open-end management investment company called the State Street Master Funds.

The Master Portfolio has substantially the same investment objective, investment policies, and risks as the Fund. The Master Portfolio's investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in U.S.
dollar-denominated money market securities. SSgA Funds Management, Inc. ("SSgA FM") is the investment adviser of the Master Portfolio. All discussions about the Fund's investment objective, policies and risks should be understood to refer also to the investment objective, policies and risks of the Master Portfolio, unless otherwise noted.

The Fund can withdraw its investment in the Master Portfolio if, atany time, the Fund's Board of Trustees("Board") determines that it would be in the best interests of the Fund, or if the investment objective of the Master Portfolio changes so that it is inconsistent with the objective of the Fund. If the Fund withdraws its investment from the Master Portfolio, the Fund may invest all of its assets in another master fund that has the same or substantially the same investment objective as the Fund, the Fund may invest in individual money market instruments through a portfolio managed directly by Allianz Global Investors Fund Management LLC (the "Manager") or a sub-adviser at the delegation of the Manager, or the Board may take such other action it deems appropriate and in the best interests of the Fund, which may include liquidation of the Fund.

The Master Portfolio follows a disciplined investment process in which the Master Portfolio's investment adviser bases its decisions on the relative attractiveness of different money market instruments. In such adviser's opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market.
The Master Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Master Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of portfolio liquidity.

The Master Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including
U.S. Treasury bills, notes and bonds and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks;
commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Master Portfolio also may invest in shares of other money market funds, including funds advised by the Master Portfolio's investment adviser. Under normal market conditions, the Master Portfolio intends to invest more than 25%
		of its total assets in bank obligations.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The risks discussed below for the Master Portfolio expose the Fund to the same risks. Please see "Summary of Principal Risks" in theFund's statutory prospectus for a more detailed description of theMaster Portfolio's and the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund or  the Master Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency.

Master/Feeder Structure Risk. The Fund's performance may suffer as a result of large-scale redemptions by other feeder funds, if any,  or other investors of their shares in the Master
Portfolio. Also, other feeder funds, if any, or other investors in the Master Portfolio may have a greater ownership interest in the Master Portfolio than the Fund's interest, and could have effective voting control over the operation of the Master Portfolio. The Fund's ability to maintain a stable NAV and to meet redemption requests is dependent on the Master Portfolio's continued ability to do the same. The Fund may not be able to find a suitable alternative if it ceases to invest substantially all of its assets in the Master Portfolio.

Money Market Risk. An investment in the Fund or in the Master Portfolio is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency.
Although the  Master Portfolio and the Fund seek to preserve the value of their shares at $1.00 per share, there can be no assurance that they will do so, and it is possible to lose money by investing in the Master Portfolio or the Fund.

Risks of Investing Principally in Money Market Instruments: Interest Rate Risk-The risk that interest rates will rise, causing the value of the Master Portfolio's investments to fall.
Also, the risk that as interest rates decline, the income that the Master Portfolio receives on its new investments generally will decline.

Credit Risk-The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Master Portfolio's income and the market value of the instrument.

Liquidity Risk-The risk that the Master Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand  in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Master Portfolio.

Risk Associated with Maintaining a Stable Share Price. If the  market value of one or more of the
Master Portfolio's investments  changes substantially during the period when the Master Portfolio holds them, the Master Portfolio and, in turn, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Master Portfolio experiences significant redemption requests.

Low Short-Term Interest Rates. At the date of this Prospectus,  short-term interest rates approach
0%, and so the Master Portfolio's yield, is very low. If the Master Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Master Portfolio will maintain a substantial portion of its assets in cash, on which it  would earn little, if any, income.

Banking Industry Risk. To the extent the Master Portfolio concentrates its investments in bank obligations, financial,  economic, business, and other developments in thebanking industry will have a greater effect on the Master Portfolio than if it had  not concentrated its assets in the banking industry. Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.

Repurchase Agreement Risk. The Master Portfolio may enter into repurchaseagreements, which are agreements to buy a security from  a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed upon price. If the Master Portfolio's counterparty is unable to honor its commitments, the Master Portfolio could lose money.

Mortgage-Related and Other Asset-Backed Securities Risk. Defaults,  or perceived increases in the risk of defaults, on the loans underlying these securities may impair the value of the securities.
These securities also present a higher degree of prepayment risk  (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may,in some cases, be subject to limitations.

Foreign Securities Risk. The Master Portfolio may invest in U.S.dollar denominated instruments issued by foreign governments,corporations and financial institutions. Financial information relating to foreign issuers may be more limited than financial information generally available for domestic issuers.
In addition,the value of instruments of foreign issuers may be adversely  affected by local or regional political and economic developments.

U.S. Government Securities Risk. Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. government, and to the extent the Master
Portfolio owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment.

Variable and Floating Rate Securities Risk. The Master Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Master Portfolio will approximate their par value. Variable and floating rate securities are subject to interest rate and credit/default risk.

Market Risk. The values of the securities in which the Master Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Instability in the financial markets has led the
U.S. Government to  take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk of Regulation of Money Market Funds. The Securities and Exchange Commission ("SEC") has
recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Master Portfolio.The SEC may adopt additional reforms to money market regulation,
		which may impact the operation or performance of the Master Portfolio.
Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Bar Chart and Performance Table, Sub Heading	ck0000867297_BarChartAndPerformanceTableSubHeading	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.
Allianz Global Investors Money Market Fund (Prospectus Summary) | Allianz Global Investors Money Market Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.05%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[5]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.26%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	27
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	145
Allianz Global Investors Money Market Fund (Prospectus Summary) | Allianz Global Investors Money Market Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.05%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[5]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.26%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	27
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	145
Allianz Global Investors Money Market Fund (Prospectus Summary) | Allianz Global Investors Money Market Fund | Institutional II
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.05%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[5]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.16%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	16
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	113

[1]	The table and the Examples below reflect the expenses of both the Fund and the Master Portfolio.
[2]	A 1% CDSC will be assessed for certain Class A shares that are held for less than eighteen months and any Class C shares that are held for less than one year. For purposes of determining whether a CDSC is charged, the holding period is measured from the date of purchase of shares of the fund from which the investor has exchanged into the Fund. The holding period will include the time the shares of the Fund are held.
[3]	The fee shown is the investment advisory fee paid by the Master Portfolio to SSgA FM. Under contract, Allianz Global Investors Fund Management LLC ("AGIFM"), the Fund's Manager, receives no management fee from the Fund for any period in which the Fund invests substantially all of its investable assets in the Master Portfolio or through another master-feeder structure.
[4]	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending December 31, 2012 and include organizational expenses, as well as operating expenses paid by the Master Portfolio.
[5]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive the Fund's allocable share of the ordinary operating expenses of the Master Portfolio and Fund fees and expenses and to reimburse the Fund through April 30, 2013 to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.26% for Class A shares, 0.26% for Class C shares and 0.16% for Institutional II Class shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.